CERTAIN LIABILITY ACCOUNTS - Schedule Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities [Abstract]
Deferred revenue	$ 5,058	$ 4,524
Business Combination consideration payable	5,000	0
Accrued interest	1,622	0
Payroll and other employee costs	1,300	2,196
Sales tax payable	1,191	1,113
Accrued transaction costs	840	1,750
Inventory accrual	503	1,126
Deferred rent	0	1,573
Other accrued expenses and current liabilities	2,312	1,736
Total	$ 17,826	$ 14,018